Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Jun. 12, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	TDH Holdings, Inc.
Entity Central Index Key	0001684425
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding		45,849,995
Entity Incorporation State Country Code	D8
Entity Interactive Data Current	No